Segment Information - Narrative (Details)	9 Months Ended
Sep. 30, 2024 operational_flng flng segment
Segment Reporting [Abstract]
Number of reportable segments | segment	3
Number of operational FLNG | operational_flng	1
Number of FLNG moored | flng	1